Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments for each of the next five years and thereafter, under all non-cancelable operating leases, are as follows:

Year ending June 30	(RMB’000)	(US$’000)

2014	120,344	19,608
2015	101,060	16,466
2016	76,411	12,450
2017	50,690	8,259
2018	40,219	6,553
Thereafter	108,374	17,659
	497,098	80,995

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]	(3) Commitment for capital expenditure
Year ending June 30	(RMB’000)	(US$’000)

2014	6,387	1,041